Schedule H, Part IV, Line 4(a) – Schedule of Delinquent Participant Contributions - Retirement Savings Plan (Details) - EBP 001 $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to the Plan	$ 102	[1]
Contributions Not Corrected	0
Contributions Corrected Outside VFCP	102	[1]
Contributions Pending Correction in VFCP	0
Totally Fully Corrected Under VFCP and PTE 2002-51	$ 0

[1]	Relates to participant contributions that were remitted late but corrected in 2024. Refer to Note 8, Party-In-Interest Transactions, for additional information.